BORROWINGS- Bank and other financing entities loans (Details) ¥ in Millions, $ in Millions					1 Months Ended			12 Months Ended
	Sep. 28, 2023 USD ($)	Sep. 28, 2023 ARS ($)	Jul. 15, 2022 USD ($)	Jul. 15, 2022 ARS ($)	Mar. 31, 2023 ARS ($)	Jul. 31, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) installment	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2023 ARS ($) installment	Dec. 31, 2023 CNY (¥) installment	Oct. 17, 2023 USD ($)	Oct. 17, 2023 ARS ($)	Sep. 30, 2023	Jul. 31, 2023	Jun. 29, 2023 ARS ($) item installment	May 05, 2023 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 CNY (¥)	Oct. 31, 2022 ARS ($)	Aug. 30, 2022 ARS ($) installment item	Jun. 10, 2022 ARS ($) item installment	Jan. 03, 2022 USD ($)
BORROWINGS
Accounting balance												$ 1,619,141.0	$ 2,128,069.0								$ 1,461,091.0
Funds received									$ 388,169.0		$ 265,366.0	389,534.0
Repayments									228,552.0		212,732.0	305,095.0
Interest paid									182,855.0		143,908.0	$ 162,673.0
International Finance Corporation (IFC)
BORROWINGS
Amount of maximum borrowing capacity							$ 184,500,000
Funds received			$ 184,500,000
Debt issuance cost			3,000,000
Net proceeds			$ 181,500,000
International Finance Corporation (IFC) | Current currency
BORROWINGS
Loss on renegotiation				$ 1,616.0
Funds received				98,834.0
Net proceeds				$ 97,218.0
International Finance Corporation (IFC) | SOF
BORROWINGS
Interest rate basis																	0.42826%
International Finance Corporation (IFC) | Denominated in USD | Due on 03/27
BORROWINGS
Principal residual nominal value								$ 94,000,000
Accounting balance													80,195.0								66,903.0
International Finance Corporation (IFC) | Denominated in USD | Due between 08/24 y 08/25
BORROWINGS
Principal residual nominal value								120,000,000
Accounting balance													$ 100,869.0								118,290.0
International Finance Corporation (IFC) | Denominated in USD | Due on 08/29
BORROWINGS
Principal residual nominal value								$ 185,000,000
Interest rate basis								6.50%					6.50%	6.50%
Accounting balance													$ 153,759.0								103,760.0
International Finance Corporation (IFC) | Denominated in USD | SOF | Due on 03/27 | Minimum
BORROWINGS
Interest rate basis								4.43%					4.43%	4.43%
International Finance Corporation (IFC) | Denominated in USD | SOF | Due on 03/27 | Maximum
BORROWINGS
Interest rate basis								7.18%					7.18%	7.18%
International Finance Corporation (IFC) | Denominated in USD | SOF | Due between 08/24 y 08/25 | Minimum
BORROWINGS
Interest rate basis								5.03%					5.03%	5.03%
International Finance Corporation (IFC) | Denominated in USD | SOF | Due between 08/24 y 08/25 | Maximum
BORROWINGS
Interest rate basis								5.28%					5.28%	5.28%
Inter-American Investment Corporation (IIC) | Denominated in USD | Due on 12/24
BORROWINGS
Principal residual nominal value								$ 17,000,000
Interest rate basis								6.28%					6.28%	6.28%
Accounting balance													$ 14,100.0								19,403.0
Inter-American Development Bank (IDB)
BORROWINGS
Debt issuance cost																$ 866.0
Amount of new tranches subscribed															$ 120,000,000	41,145.0
Inter-American Development Bank (IDB) | Current currency
BORROWINGS
Debt issuance cost																1,226.0
Amount of new tranches subscribed																$ 58,236.0
Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27
BORROWINGS
Principal residual nominal value								$ 301,000,000
Accounting balance													$ 245,930.0								103,629.0
Inter-American Development Bank (IDB) | Denominated in USD | SOF | Due on 06/27 | Minimum
BORROWINGS
Interest rate basis								7.18%					7.18%	7.18%
Inter-American Development Bank (IDB) | Denominated in USD | SOF | Due on 06/27 | Maximum
BORROWINGS
Interest rate basis								9.18%					9.18%	9.18%
China Development Bank Shenzhen Branch (CDB)
BORROWINGS
Amount of new tranches subscribed | ¥														¥ 431.3								¥ 488.0
China Development Bank Shenzhen Branch (CDB) | Current currency
BORROWINGS
Amount of new tranches subscribed													$ 31,298.0								40,308.0
China Development Bank Shenzhen Branch (CDB) | Denominated in RMB | Due on 12/27
BORROWINGS
Principal residual nominal value | ¥														¥ 1,134.0
Accounting balance													$ 118,208.0								73,126.0
China Development Bank Shenzhen Branch (CDB) | Denominated in RMB | Fixed interest rate | Due on 12/27
BORROWINGS
Interest rate								4.95%					4.95%	4.95%
Banco Santander Argentina S.A.
BORROWINGS
Loss on renegotiation					$ 799.0	$ 118.0
Additional amount of maximum borrowing capacity					3,500.0	4,000.0																	$ 1,500.0
Banco Santander Argentina S.A. | Current currency
BORROWINGS
Additional amount of maximum borrowing capacity					$ 8,954.0	$ 16,592.0																	$ 5,152.0
Banco Santander Argentina S.A. | Minimum
BORROWINGS
Interest rate					44.50%	40.50%																	37.75%
Banco Santander Argentina S.A. | Maximum
BORROWINGS
Interest rate					73.50%	55.00%																	79.00%
Banco Santander Argentina S.A. | Denominated in ARS | Due on 07/23
BORROWINGS
Number of installments | installment								1					1	1
Accounting balance																					12,459.0
Banco Santander Argentina S.A. | Denominated in ARS | Due on 10/23
BORROWINGS
Number of installments | installment								1					1	1
Accounting balance																					4,754.0
Banco Santander Argentina S.A. | Denominated in ARS | Due on 07/23
BORROWINGS
Number of installments | installment								1					1	1
Accounting balance																					11,131.0
Banco Santander Argentina S.A. | Denominated in ARS | Due on 06/23
BORROWINGS
Number of installments | installment								1					1	1
Accounting balance																					3,135.0
Banco Santander Argentina S.A. | Denominated in ARS | Fixed interest rate | Due on 07/23
BORROWINGS
Interest rate								55.00%					55.00%	55.00%
Banco Santander Argentina S.A. | Denominated in ARS | Fixed interest rate | Due on 10/23
BORROWINGS
Interest rate								79.00%					79.00%	79.00%
Banco Santander Argentina S.A. | Denominated in ARS | Fixed interest rate | Due on 07/23
BORROWINGS
Interest rate								44.50%					44.50%	44.50%
Banco Santander Argentina S.A. | Denominated in ARS | Fixed interest rate | Due on 06/23
BORROWINGS
Interest rate								47.00%					47.00%	47.00%
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | Due on 03/23
BORROWINGS
Number of installments | installment								1					1	1
Accounting balance																					3,178.0
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | Due on 05/23
BORROWINGS
Number of installments | installment								1					1	1
Accounting balance																					4,692.0
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | Fixed interest rate | Due on 03/23
BORROWINGS
Interest rate								43.90%					43.90%	43.90%
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | Fixed interest rate | Due on 05/23
BORROWINGS
Interest rate								44.85%					44.85%	44.85%
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC)
BORROWINGS
Number of utility vehicles required to finance | item																								43
Amount required to finance utility vehicles																								$ 222.0
Advance payment percentage																								50.00%
Remaining payable as percentage																								50.00%
Remaining amount payable																								$ 122.6
Number of consecutive monthly installments | installment																								12
Interest rate on remaining portion payable																								4.90%
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC) | Current currency
BORROWINGS
Amount required to finance utility vehicles																								$ 861.0
Remaining amount payable																								$ 475.0
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC) | Denominated in ARS | Due on 08/23
BORROWINGS
Accounting balance																					$ 257.0
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC) | Denominated in ARS | Fixed interest rate | Due on 08/23
BORROWINGS
Interest rate								4.90%					4.90%	4.90%
Finnvera
BORROWINGS
Funds received										$ 11,400,000
Debt issuance cost										1,700,000
Net proceeds										$ 9,700,000
Percentage of premium equivalent to amount committed by lenders										14.41%											14.41%	14.41%
Finnvera | Current currency
BORROWINGS
Funds received											6,582.0
Debt issuance cost																					$ 948.0
Net proceeds											5,634.0
Finnvera | SOF
BORROWINGS
Interest rate basis																		0.42826%
Finnvera | Denominated in USD | Due between 11/25 and 11/26
BORROWINGS
Principal residual nominal value								$ 51,000,000
Accounting balance													$ 36,728.0								34,606.0
Finnvera | Denominated in USD | SOF | Due on 06/23 | Maximum
BORROWINGS
Interest rate basis								1.63%					1.63%	1.63%
Finnvera | Denominated in USD | SOF | Due between 11/25 and 11/26 | Minimum
BORROWINGS
Interest rate basis								1.47%					1.47%	1.47%
Export Development Canada (EDC)
BORROWINGS
Amount of maximum borrowing capacity																				$ 50,000,000						$ 23,400,000
Percentage of funds received used to finance payments due																				100.00%
Funds received	$ 12,700,000						$ 23,300,000
Net proceeds										$ 19,500,000
Percentage of value of certain imported goods and services financed																										85.00%
Percentage of premium equivalent to amount committed by lenders																										14.41%
Percentage of value of certain national goods and services financed																										50.00%
Export Development Canada (EDC) | Current currency
BORROWINGS
Funds received		$ 6,799.0								12,557,000,000
Net proceeds											10,748.0
Export Development Canada (EDC) | SOF
BORROWINGS
Interest rate basis	6.65%	6.65%
Export Development Canada (EDC) | Denominated in USD | Due between 12/26 and 05/28
BORROWINGS
Principal residual nominal value								$ 27,000,000
Accounting balance													$ 20,130.0								8,743.0
Export Development Canada (EDC) | Denominated in USD | SOF | Due between 12/26 and 05/28 | Minimum
BORROWINGS
Interest rate basis								1.63%					1.63%	1.63%
Export Development Canada (EDC) | Denominated in USD | SOF | Due between 12/26 and 05/28 | Maximum
BORROWINGS
Interest rate basis								6.65%					6.65%	6.65%
BBVA | Denominated in ARS | Due on 07/25
BORROWINGS
Principal residual nominal value													$ 147.0
Accounting balance													$ 149.0								622.0
BBVA | Denominated in ARS | Fixed interest rate | Due on 07/25
BORROWINGS
Interest rate								47.90%					47.90%	47.90%
PSA Finance Argentina | Denominated in ARS | Due on 07/25
BORROWINGS
Principal residual nominal value													$ 327.0
Accounting balance													$ 335.0								1,418.0
PSA Finance Argentina | Denominated in ARS | Fixed interest rate | Due on 07/25
BORROWINGS
Interest rate								42.90%					42.90%	42.90%
Rombo Compaa Financiera
BORROWINGS
Number of utility vehicles required to finance | item																			59
Acquisition amount of utility vehicles																			$ 521.2
Amount required to finance utility vehicles																			$ 260.6
Advance payment percentage																			50.00%
Remaining payable as percentage																			50.00%
Number of consecutive monthly installments | installment																			24
Amount required for utiltlity vehichles, installment amounts one																			$ 80.3
Amount required for utiltlity vehichles, installment amounts two																			180.3
Rombo Compaa Financiera | Current currency
BORROWINGS
Acquisition amount of utility vehicles																			1,077.0
Amount required to finance utility vehicles																			539.0
Amount required for utiltlity vehichles, installment amounts one																			166.0
Amount required for utiltlity vehichles, installment amounts two																			$ 372.0
Rombo Compaa Financiera | Utility vehicle acquisition financed amount rate for 80.3 million
BORROWINGS
Rate of utiltiy vehcile acquisition amount financed																			70.90%
Rombo Compaa Financiera | Utility vehicle acquisition financed amount rate for 180.3 million
BORROWINGS
Rate of utiltiy vehcile acquisition amount financed																			77.90%
Rombo Compaa Financiera | Denominated in ARS | Due on 07/25
BORROWINGS
Principal residual nominal value													$ 233.0
Accounting balance													$ 244.0
Rombo Compaa Financiera | Denominated in ARS | Fixed interest rate | Minimum
BORROWINGS
Interest rate								70.90%					70.90%	70.90%
Rombo Compaa Financiera | Denominated in ARS | Fixed interest rate | Maximum
BORROWINGS
Interest rate								77.90%					77.90%	77.90%
Cisco Systems Capital Corporation (Cisco) y otros
BORROWINGS
Funds received								$ 5,000,000		$ 17,000,000	1,911.0
Cisco Systems Capital Corporation (Cisco) y otros | Current currency
BORROWINGS
Funds received									$ 2,448.0		$ 9,392.0
Cisco Systems Capital Corporation (Cisco) y otros | Denominated in USD | Due between 10/22 and 11/26
BORROWINGS
Principal residual nominal value								$ 30,000,000
Accounting balance													$ 27,140.0								$ 31,072.0
Cisco Systems Capital Corporation (Cisco) y otros | Denominated in USD | Fixed interest rate | Due between 10/22 and 11/26
BORROWINGS
Interest rate								4.00%					4.00%	4.00%
PSA Finance Argentina and BBVA
BORROWINGS
Number of utility vehicles required to finance | item																									350
Amount required to finance utility vehicles																									$ 1,042.7
Advance payment percentage																									40.00%
Remaining payable as percentage																									60.00%
Number of consecutive monthly installments | installment																									36
PSA Finance Argentina and BBVA | Current currency
BORROWINGS
Amount required to finance utility vehicles																									$ 4,646.0
Borrowings with International Finance Corporation, Inter-American Investment Corporation, Finnvera, Export Development Canada and China Development Bank Shenzhen Branch [Member]
BORROWINGS
Accounting balance								$ 769,919
Net Debt/EBITDA ratio								3.75%	3.75%
Maximum consolidated net debt								$ 2,700,000,000
Maximum Net Debt/EBITDA ratio								3.00%					3.00%	3.00%
Financial covenant to be maintained, maximum dividends to be distributed								$ 100,000,000
SOF | International Finance Corporation (IFC) | Denominated in USD | Due on 03/27
BORROWINGS
Interest rate term								6 months	6 months
SOF | International Finance Corporation (IFC) | Denominated in USD | Due between 08/24 y 08/25
BORROWINGS
Interest rate term								6 months	6 months
SOF | International Finance Corporation (IFC) | Denominated in USD | Due on 08/29
BORROWINGS
Interest rate term								6 months	6 months
SOF | Inter-American Investment Corporation (IIC) | Denominated in USD | Due on 12/24
BORROWINGS
Interest rate term								6 months	6 months
SOF | Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27
BORROWINGS
Interest rate term								6 months	6 months
SOF | Finnvera | Denominated in USD | Due between 11/25 and 11/26
BORROWINGS
Interest rate term								6 months	6 months
SOF | Export Development Canada (EDC) | Denominated in USD | Due between 12/26 and 05/28
BORROWINGS
Interest rate term								6 months	6 months